Federated Hermes Prudent Bear Fund
Portfolio of Investments
June 30, 2021 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—106.7%
		U.S. Treasury Bills—106.7%
$73,000,000	[1]	United States Treasury Bills, 0.055%, 12/30/2021	$72,976,961
73,000,000	[1,2]	United States Treasury Bills, 0.085%, 7/1/2021	72,999,964
		TOTAL U.S. TREASURIES (IDENTIFIED COST $145,979,702)	145,976,925
		COMMON STOCKS—32.1%
		Communication Services—4.8%
600	[3]	Alphabet, Inc., Class A	1,465,074
150,000	[3]	BBTV Holdings, Inc.	966,844
1,000		Electronic Arts, Inc.	143,830
6,000	[3]	Facebook, Inc.	2,086,260
26,000		Verizon Communications, Inc.	1,456,780
20,000	[3]	VerticalScope Holdings, Inc.	375,121
		TOTAL	6,493,909
		Consumer Discretionary—2.4%
60,000	[3]	Deliveroo PLC	239,407
7,000		eBay, Inc.	491,470
50,000		JOANN, Inc.	787,500
3,000		McDonald’s Corp.	692,970
18,700	[3]	Pet Valu Holdings Ltd.	403,386
1,400	[3]	Ulta Beauty, Inc.	484,078
18,000	[3]	Vasta Platform Ltd.	146,160
		TOTAL	3,244,971
		Consumer Staples—2.0%
6,000	[3]	Jde Peet’s B.V.	217,721
6,000		Kroger Co.	229,860
16,000		Philip Morris International, Inc.	1,585,760
3,000		Procter & Gamble Co.	404,790
40,000	[3]	RLX Technology, Inc., ADR	349,200
		TOTAL	2,787,331
		Financials—5.4%
72,000		Financial Select Sector SPDR Fund	2,641,680
132,000	[3]	GoHealth, Inc.	1,479,720
2,000		Goldman Sachs Group, Inc.	759,060
24,000	[3]	Guild Holdings Co.	368,160
70,000	[3]	Oportun Financial Corp.	1,402,100
12,000		Patria Investments Ltd.	211,440
6,000		Synchrony Financial	291,120
16,000	[3]	Vinci Partners Investments Ltd.	232,000
		TOTAL	7,385,280
		Health Care—9.6%
15,000	[3]	Akouos, Inc.	188,250
12,000	[3]	Akoya Biosciences, Inc.	232,080
3,000		AmerisourceBergen Corp.	343,470
20,000	[3]	Aveanna Healthcare Holdings, Inc.	247,400
700	[3]	Biogen, Inc.	242,389

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
16,169	[3]	Checkmate Pharmaceuticals, Inc.	$96,367
22,500	[3]	Codex DNA, Inc.	495,000
12,000	[3]	Connect Biopharma Holdings Ltd., ADR	234,360
33,333	[3]	Convey Holding Parent, Inc.	379,329
15,000	[3]	CVRx, Inc.	420,000
2,000		CVS Health Corp.	166,880
10,000	[3]	Decibel Therapeutics, Inc.	86,000
106,000	[3]	Dialogue Health Technologies, Inc.	974,831
12,000	[3]	Freeline Therapeutics Holdings PLC, ADR	97,800
20,000	[3]	Frequency Therapeutics, Inc.	199,200
15,000	[3]	Fusion Pharmaceuticals, Inc.	121,200
12,000	[3]	Galecto, Inc.	60,720
2,600		Gilead Sciences, Inc.	179,036
5,026	[3]	Gracell Biotechnologies, Inc., ADR	65,338
16,000		Health Care Select Sector SPDR Fund	2,015,200
2,000	[3]	Jazz Pharmaceuticals PLC.	355,280
75,000	[3]	Lucira Health, Inc.	498,000
3,000	[3]	Neurocrine Biosciences, Inc.	291,960
18,194	[3]	PolyPid Ltd.	164,747
134,170	[3,4,5]	Recursion Pharmaceuticals, Inc.	4,149,160
500	[3]	Regeneron Pharmaceuticals, Inc.	279,270
17,000	[3]	Reneo Pharmaceuticals, Inc.	158,610
10,000	[3]	Singular Genomics Systems, Inc.	274,800
15,000	[3]	Talis Biomedical Corp.	165,450
		TOTAL	13,182,127
		Industrials—2.1%
30,000	[3]	Bowman Consulting Group Ltd.	415,500
2,000		Eaton Corp. PLC	296,360
18,618	[3]	First Advantage Corp.	370,684
20,000	[3]	FTC Solar, Inc.	266,200
1,000		Northrop Grumman Corp.	363,430
10,000	[3]	Parsons Corp.	393,600
15,000		Schneider National, Inc.	326,550
5,000	[3]	Shoals Technologies Group, Inc.	177,500
6,000	[3]	Southwest Airlines Co.	318,540
		TOTAL	2,928,364
		Information Technology—4.7%
500		Broadcom, Inc.	238,420
20,000		Cisco Systems, Inc.	1,060,000
72,561	[3]	IBEX LTD	1,416,391
5,000		IBM Corp.	732,950
24,850	[3]	Intapp, Inc.	695,800
1,200	[3]	Keysight Technologies, Inc.	185,292
125,000	[3]	LifeSpeak, Inc.	1,008,390
3,000		Oracle Corp.	233,520
1,500		Qualcomm, Inc.	214,395
15,000	[3]	SimilarWeb Ltd.	295,500
5,000	[3]	SkyWater Technology, Inc.	143,250

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
30,000	[3]	Zeta Global Holdings Corp.	$252,000
		TOTAL	6,475,908
		Materials—0.8%
64,000	[3]	Sprott Physical Gold Trust	897,920
3,000	[3]	Zymergen, Inc.	120,030
		TOTAL	1,017,950
		Real Estate—0.3%
2,000		Crown Castle International Corp.	390,200
		TOTAL COMMON STOCKS (IDENTIFIED COST $40,685,763)	43,906,040
	[3]	PURCHASED PUT OPTIONS—0.5%
100		iShares Russell 2000 ETF (PUT-Option), Exercise Price $190. Expiration Date 12/17/2021	35,200
1,500		SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $300. Expiration Date 12/17/2021	310,500
1,200		SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $330. Expiration Date 9/17/2021	120,600
600		SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $370. Expiration Date 8/20/2021	66,300
300		SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $400. Expiration Date 7/16/2021	14,250
600		SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $410. Expiration Date 7/16/2021	50,100
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $790,872)	596,950
		INVESTMENT COMPANY—14.5%
19,845,852		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[6] (IDENTIFIED COST $19,845,852)	19,845,852
		TOTAL INVESTMENT IN SECURITIES—153.8% (IDENTIFIED COST $207,302,189)	210,325,767
		OTHER ASSETS AND LIABILITIES - NET—(53.8)%[7]	(73,531,972)
		TOTAL NET ASSETS—100%	$136,793,795
SECURITIES SOLD SHORT—(72.5)%
Shares			Value
		Broad Equity Index—(56.5)%
23,200	[3]	ARK Fintech Innovation ETF	$1,255,352
16,000	[3]	ARK Genomic Revolution Multi-Sector	1,480,000
14,600		ARK Industrial Innovation ETF	1,258,666
9,050		ARK Web x.0 ETF	1,394,334
13,500		Invesco QQQ Trust Series 1	4,784,805
38,000		iShares FTSE/Xinhua China 25	1,760,540
15,000		iShares MSCI Brazil Capped ETF	608,100
40,000		iShares MSCI Canada Index Fund	1,490,800
28,000		iShares MSCI EAFE ETF	2,208,640
58,000		iShares MSCI Emerging Markets ETF	3,198,700
17,000		iShares MSCI Germany	588,200
18,000		iShares Russell 2000 ETF	4,128,660
124,000		S&P Depositary Receipts Trust	53,079,440
		TOTAL	77,236,237
		Communication Services—(2.0)%
25,000		Communication Services Select Sector SPDR	2,024,250
4,000	[3]	DISH Network Corp., Class A	167,200
300	[3]	Netflix, Inc.	158,463
3,500		New York Times Co., Class A	152,425

Shares			Value
		Communication Services—continued
1,000		Walt Disney Co.	$175,770
		TOTAL	2,678,108
		Consumer Discretionary—(1.3)%
9,200		Consumer Discretionary Select Sector SPDR Fund	1,642,660
3,300	[3]	Terminix Global Holdings, Inc.	157,443
		TOTAL	1,800,103
		Consumer Staples—(2.2)%
4,000		Archer-Daniels-Midland Co.	242,400
3,000		Bunge Ltd.	234,450
19,000		Consumer Staples Select Sector SPDR Fund	1,329,430
6,500		Hormel Foods Corp.	310,375
2,800		McCormick & Co., Inc.	247,296
2,300		PepsiCo, Inc.	340,791
5,500		The Coca-Cola Co.	297,605
		TOTAL	3,002,347
		Financials—(0.8)%
800		CME Group, Inc.	170,144
2,000		Cullen Frost Bankers, Inc.	224,000
2,000		Gallagher (Arthur J.) & Co.	280,160
1,400		Reinsurance Group of America	159,600
5,000		Wells Fargo & Co.	226,450
		TOTAL	1,060,354
		Health Care—(3.8)%
700		Becton Dickinson & Co.	170,233
10,000	[3]	Bridgebio Pharma, Inc.	609,600
700		Cooper Cos., Inc.	277,389
9,000	[3]	Elanco Animal Health, Inc.	312,210
2,400		Medtronic PLC	297,912
4,000		Perrigo Co. PLC	183,400
1,000	[3]	Repligen Corp.	199,620
20,000		SPDR S&P Biotech ETF	2,708,000
1,100		STERIS PLC	226,930
16,000		Viatris, Inc.	228,640
		TOTAL	5,213,934
		Industrials—(1.5)%
20,000		Industrial Select Sector SPDR Fund	2,048,000
		Information Technology—(1.2)%
1,600	[3]	Cree, Inc.	156,688
2,200	[3]	Dell Technologies, Inc.	219,274
1,400		Fidelity National Information Services, Inc.	198,338
2,500	[3]	First Solar, Inc.	226,275
12,000		Hewlett Packard Enterprise Co.	174,960
3,000		HP, Inc.	90,570
2,000		Paychex, Inc.	214,600
7,000	[3]	Sabre Corp.	87,360
600	[3]	Tyler Technologies, Inc.	271,422
		TOTAL	1,639,487
		Materials—(0.6)%
3,000		Ball Corp.	243,060
7,500		Materials Select Sector SPDR Fund	617,325
		TOTAL	860,385
		Real Estate—(1.5)%
9,400		Equity Commonwealth	246,280

Shares		Value
	Real Estate—continued
3,500	Federal Realty Investment Trust	$410,095
33,000	Real Estate Select Sector SPDR Fund	1,462,890
	TOTAL	2,119,265
	Utilities—(1.1)%
4,800	Edison International	277,536
17,000	Utilities Select Sector SPDR Fund	1,074,910
1,700	Xcel Energy, Inc.	111,996
	TOTAL	1,464,442
	Total Securities Sold Short (PROCEEDS $68,690,481)	$99,122,662
At June 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
3E-Mini Russel 2000 Short Futures	30	$3,461,700	September 2021	$(3,235)
3S&P 500 E-Mini Short Futures	290	$62,184,700	September 2021	$(839,539)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(842,774)
The average notional value of short futures contracts held by the Fund throughout the period was $74,220,069. This is based on amounts held as of each month-end throughout the period.
At June 30, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized (Depreciation)
Contracts Purchased:
7/6/2021	State Street Bank & Trust Co.	1,250,000	CAD	$1,009,103	$(717)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(717)
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities–Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended June 30, 2021, were as follows:
	Value as of 9/30/2020	Purchases at Cost	Proceeds from Sales
Health Care:
Akouos, Inc.	$137,220	$164,555	$—
Frequency Therapeutics, Inc.	$461,040	$292,037	$(789,433)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$598,260	$456,592	$(789,433)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2021	Shares Held as of 6/30/2021	Dividend Income

$(113,525)	$—	$188,250	15,000	$—
$70,479	$165,077	$199,200	20,000	$—
$(43,046)	$165,077	$387,450	35,000	$—
Affiliated fund holdings are investment companies which are managed by Federated Equity Management Company of Pennsylvania (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2020	$159,462,830
Purchases at Cost	$176,574,211
Proceeds from Sales	$(316,191,189)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 6/30/2021	$19,845,852
Shares Held as of 6/30/2021	19,845,852
Dividend Income	$9,877

1	Discount rate at time of purchase.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2021, these restricted securities amounted to $4,149,160, which represented 3.0% of total net assets.

Security	Acquisition Date	Cost	Value
Recursion Pharmaceuticals, Inc.	10/29/2020	$899,998	$4,149,160

6	7-day net yield.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a pending transaction as of June 30, 2021.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$145,976,925	$—	$145,976,925
Purchased Put Options	596,950	—	—	596,950
Equity Securities:
Common Stocks
Domestic	30,687,484	—	4,149,160	34,836,644
International	8,612,268	457,128	—	9,069,396
Investment Company	19,845,852	—	—	19,845,852
TOTAL SECURITIES	$59,742,554	$146,434,053	$4,149,160	$210,325,767
Other Financial Instruments:
Liabilities
Foreign Exchange Contracts	$—	$(717)	$—	$(717)
Securities Sold Short	(99,122,662)	—	—	(99,122,662)
Futures Contracts	(842,774)	—	—	(842,774)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(99,965,436)	$(717)	$—	$(99,966,153)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt